Fair Value of Financial Assets and Liabilities (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Fair Value of Financial Assets and Liabilities [Line Items]
Maturity term	30 days
Capital raised through ATM offering	$ 100.0
Cash and cash equivalents		$ 117,528	$ 49,815	$ 82,438
Current financial liabilities		$ 21,000	13,400
Fixed interest rate	6.50%	6.50%
Number of business days	60 days
Percentage of outstanding common stock	9.90%
2022 Secured Note [Member]
Fair Value of Financial Assets and Liabilities [Line Items]
Accrued and unpaid interest	$ 155.0
2023 Secured Note [Member]
Fair Value of Financial Assets and Liabilities [Line Items]
Accrued and unpaid interest	$ 232.5
Liquidity Risk [Member]
Fair Value of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		$ 117,500	$ 49,800
Investment Risk [Member]
Fair Value of Financial Assets and Liabilities [Line Items]
Investments		$ 8,700